Allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2014
Accounts receivable.
Allowance for doubtful accounts
Changes in Allowance for Accounts Receivable

	2012		2013		2014
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	8	~~W~~	9	~~W~~	32
Provision for allowances		6		23		16
Reversal of previous provision		—		—		—
Write-offs		(5)		—		(13)

Balance at end of year	~~W~~	9	~~W~~	32	~~W~~	35

Loan Receivable
Allowance for doubtful accounts
Changes in Allowance for Accounts Receivable

	2012		2013		2014
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	1,000	~~W~~	1,200	~~W~~	1,200
Provision for allowances		200		—		—
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	~~W~~	1,200	~~W~~	1,200	~~W~~	1,200